INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of Components of Income Tax Expense (Benefits)
Taxes on income (income tax benefits) are comprised as follows:

	Year ended December 31,
	2016	2015	2014

Deferred tax benefit	$(1,989)	$(777)	$(224)
Current taxes	1,254	1,323	958

	(735)	$546	$734

Domestic	285	$209	$140
Foreign	(1,020)	337	594

	(735)	$546	$734
Domestic taxes:
Current	285	$209	$140
Deferred	-	-	-

	285	209	140
Foreign taxes:
Current	969	1,114	818
Deferred	(1,989)	(777)	(224)

	(1,020)	337	594

Income taxes (income tax benefits)	$(735)	$546	$734

Schedule of Income (Loss) from Continuing Operations Before Income Tax, Domestic and Foreign
Loss before taxes on income attributable to domestic and foreign operations are as follows:

	Year ended December 31,
	2016	2015	2014

Domestic	$(9,749)	$(4,624)	$(2,540)
Foreign	(1,679)	1,561	1,582

	$(11,428)	$(3,063)	$(958)

Schedule of Reconciliation Between The Theoretical Tax Expense And The Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income of the Company and the actual tax expense as reported in the statement of operations is as follows:

	December 31,
	2016	2015	2014
Loss before taxes, as reported in the consolidated statements of income	$(11,428)	$(3,063)	$(958)

Statutory tax rate	25.0%	26.5%	26.5%
Theoretical tax benefit on the above amount at the Israeli statutory tax rate	$(2,857)	$(812)	$(254)
State taxes and tax adjustment in respect of different tax rate of foreign subsidiaries	(236)	307	112
Non-deductible expenses and other permanent differences	526	(26)	496
Losses and timing differences for which valuation allowance was provided	1,949	861	288
Utilization of tax losses for which valuation allowance was provided for in prior years	(334)	(14)	(52)
Withholding taxes	96	209	175
Other	121	21	(31)

Actual taxes on income (income tax benefit)	$(735)	$546	$734
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Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2016	2015

Net operating loss carry forwards	$12,979	$14,110
Research and development expenses	2,312	2,242
Employee related accruals	409	441
Deferred revenue and other	1,248	1,012
Total deferred tax asset before valuation allowance	16,948	17,805

Less - valuation allowance	(14,481)	(15,045)

Deferred tax asset	2,467	2,760

Deferred tax liability - Intangible assets and other	(219)	(2,345)

Deferred tax assets, net	$2,248	$415

Domestic:	$-	$-

Foreign:	$2,248	$415

Summary of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2016	2015

Opening balance	$191	$93
Additions for prior years' tax position	103	-
Additions related to the current year	96	113
Reduction of prior years' tax position due to lapse of statute of limitation	-	(15)

Closing balance	$390	$191

Included in accrued expenses and other current liabilities	$182	$40

Included in other long term liabilities	$208	$151